Schedule of Investments

ARK DIET Q4 Buffer ETF

October 31, 2025 (Unaudited)

Investments	Shares	Value

EXCHANGE - TRADED FUND–98.8%

Equity Fund - 98.8%
ARK Innovation ETF*†
(Cost $4,039,088)	45,946	$4,088,275

	Number
	of	Notional
	Contracts	Amount	Value

PURCHASED OPTIONS – 15.6%
Calls – Exchange-Traded – 15.6%
ARK Innovation ETF
Expiration: 9/30/26; Exercise Price:
$86.30	229	$1,976,270	292,506
Expiration: 9/30/26; Exercise Price:
$90.62	297	2,691,414	353,632
			646,138

Total PURCHASED OPTIONS (Cost $678,630)			646,138

Total Investments–114.4%
(Cost $4,717,718)			4,734,413
Liabilities in Excess of Other Assets–
(14.4)%			(596,820)
Net Assets–100.0%			$4,137,593

	Number
	of	Notional
	Contracts	Amount	Value

Written Option – (15.4)%

Calls – Exchange-Traded – (15.4)%
ARK Innovation ETF
Expiration: 9/30/26; Exercise Price:
$86.30	(462)	(3,987,060)	(637,565)

†	Affiliated security
*	Non-income producing security

Schedule of Investments (continued)

ARK DIET Q4 Buffer ETF

October 31, 2025 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period-to-date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2025(a)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in affiliated securities ($)	Net Change in Unrealized Appreciation (Depreciation) on investments in non-affiliated securities ($)	Affiliated Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2025	Value ($) at 10/31/2025(a)

Exchange - Traded Fund — 98.8%
Equity Fund — 98.8%
ARK Innovation ETF
–	4,565,207	(531,464)	5,344	49,188	–	–	–	45,946	4,088,275
$–	$4,565,207	$(531,464)	$5,344	$49,188	$–	$–	$–	$45,946	$4,088,275
(a)	The fair value and number of shares of securities are only displayed at the beginning and end of each reporting period when such securities were considered an affiliate as of each date. Refer to the Schedule of Investments for view the fair value and number of shares as of October 31, 2025.
(b)	Commencement of Operations on October 1, 2025.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2025, based upon the three levels defined above:

ARK DIET Q4 Buffer ETF	Level 1	Level 2	Level 3	Total
Assets
Exchange - Traded Fund	$4,088,275	$–	$–	$4,088,275
Purchased Options	–	646,138	–	646,138
Total	$4,088,275	$646,138	$–	$4,734,413